Note 7 - Leases (Tables)	12 Months Ended
Mar. 31, 2020
Notes Tables
Lease, Cost [Table Text Block]
Year Ended
March 31, 2020

Lease cost:

Amortization of right of use asset	$4,335
Interest on lease liabilities	1,353
Finance lease cost	5,688
Operating lease cost	30,190
Total lease cost	$35,878

Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from finance leases	$1,353
Operating cash flows from operating leases	29,845
Financing cash flows from finance leases	6,437
Total	$37,635

Right-of-use assets obtained in exchange for new finance lease liabilities	$4,424
Right-of-use assets obtained in exchange for new operating lease liabilities	$6,419
Weighted-average lease term (years):
Financing leases	5.3
Operating leases	3.8
Weighted-average discount rate (percentage):
Financing leases	4.1
Operating leases	4.5

Lessee, Lease Liability, Maturity [Table Text Block]
Years ending March 31:	Operating	Financing
2021	$23,896	$7,313
2022	18,820	7,313
2023	13,022	7,313
2024	6,510	5,786
2025	3,023	2,395
2026-2031	4,597	3,995
Total minimum payment required	$69,868	$34,115
Less interest	5,559	3,524
Present value of minimum lease payments	64,309	30,591
Amount due within one year	21,549	6,225
Long-term lease obligation	$42,760	$24,366

Schedule of Future Minimum Lease Payments for Operating and Capital Leases [Table Text Block]
Years ending March 31:	Operating	Capital
2020	$28,689	$7,827
2021	24,938	7,827
2022	17,526	7,827
2023	12,062	7,827
2024	5,950	6,102
2025-2031	6,927	5,267
Total minimum payment required	$96,092	$42,677
Less interest		4,973
Present value of minimum lease payments		37,704
Amount due within one year		6,418
Long-term capital lease obligation		$31,286